Financial instruments and risk management - Summary of nominal amount of bond (Detail) € in Millions, £ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2021 EUR (€)	Dec. 31, 2021 GBP (£)	Dec. 31, 2020 EUR (€)	Dec. 31, 2020 GBP (£)
Disclosure of detailed information about financial instruments [line items]
Notional amount	$ 1,377	$ 1,522
Rio Tinto Finance plc Sterling Bonds 4.0% due 2029 | Interest rate swaps
Disclosure of detailed information about financial instruments [line items]
Notional amount	$ 807			£ 500
Effective exchange rate	161.32%		161.32%	161.32%
US Dollar Fixed Rate Borrowings | Interest rate swaps
Disclosure of detailed information about financial instruments [line items]
Notional amount	$ 6,000	5,900	€ 417	£ 500	€ 417	£ 500
Effective exchange rate	131.05%		131.05%	131.05%
Change in fair value of the hedging instrument	$ (1)	(7)
Change in fair value of the hedged item	$ 1	$ 7